Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, gross	$ 1,023,017	$ 1,091,408
Less: Accumulated depreciation	(707,479)	(506,215)
Property and equipment, net	315,538	585,193
Electronic Equipment [Member]
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, gross	737,489	777,547
Leasehold Improvements [Member]
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, gross	202,948	230,635
Office Equipment [Member]
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, gross	$ 82,580	$ 83,226